Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes Tables [Abstract]
Income Tax Expense On Continuing Operations
	December 31,
	2011	2010	2009

	(in millions)
Federal:
Current	$-	$(8)	$3
Deferred	(150)	(125)	(167)
State:
Current	1	1	-
Deferred	1	(19)	(11)
Foreign:
Current	852	678	527
Deferred	(73)	48	201
Total	$631	$575	$553

Reconciliation Of US Federal Income Tax Rates And AES Effective Tax Rate For The Current And Two Prior Years
	December 31,
	2011	2010	2009
Statutory Federal tax rate	35%	35%	35%
State taxes, net of Federal tax benefit	0%	-3%	-2%
Taxes on foreign earnings	-3%	-2%	-5%
Valuation allowance	-3%	0%	0%
Gain (loss) on sale of businesses	0%	4%	-3%
Chilean withholding tax reversals	0%	-3%	0%
Other - net	0%	0%	-1%
Effective tax rate	29%	31%	24%

Schedule Of Income Tax Payable And Receivable
	December 31,
	2011	2010

	(in millions)
Income taxes receivable - current	$565	$504
Income taxes receivable - noncurrent	21	21
Total income taxes receivable	$586	$525

Income taxes payable - current	$773	$678
Income taxes payable - noncurrent	3	5
Total income taxes payable	$776	$683

Summary Of Deferred Tax Assets And Liabilities
	December 31,
	2011	2010

	(in millions)
Differences between book and tax basis of property	$1,895	$1,260
Cumulative translation adjustment	38	94
Other taxable temporary differences	341	390
Total deferred tax liability	2,274	1,744

Operating loss carryforwards	(1,482)	(1,615)
Capital loss carryforwards	(112)	(84)
Bad debt and other book provisions	(465)	(522)
Retirement costs	(359)	(313)
Tax credit carryforwards	(46)	(52)
Other deductible temporary differences	(517)	(390)
Total gross deferred tax asset	(2,981)	(2,976)
Less: valuation allowance	906	1,280
Total net deferred tax asset	(2,075)	(1,696)
Net deferred tax (asset)/liability	$199	$48

Income Before Income Taxes, Foreign And Domestic
	December 31,
	2011	2010	2009

	(in millions)
U.S.	$(526)	$(539)	$(1,036)
Non-U.S.	2,693	2,392	3,296
Total	$2,167	$1,853	$2,260

Tax Years Potentially Subject To Examination And Jurisdictions
Jurisdiction	Tax Years Subject to Examination

Argentina	2005-2011
Brazil	2006-2011
Cameroon	2007-2011
Chile	1998-2011
Colombia	2008-2011
El Salvador	2008-2011
United Kingdom	2008-2011
United States (Federal)	1994-2011

Summary Of Income Tax Contingencies Text Block
	2011	2010	2009

	(in millions)
Balance at January 1	$437	$510	$554
Additions for current year tax positions	7	14	72
Additions for tax positions of prior years	49	51	7
Reductions for tax positions of prior years	(18)	(46)	(9)
Effects of foreign currency translation	(1)	(2)	6
Settlements	-	(67)	(104)
Lapse of statute of limitations	(3)	(23)	(16)
Balance at December 31	$471	$437	$510